EXPLANATORY NOTE

Incorporated herein by reference are supplements to the Victory Portfolios prospectus for Victory Portfolios (“Registrant”) filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 5, 2013  (SEC Accession No. 0001104659-13-059844).